ALLOWANCE FOR LOAN LOSSES - Roll forward of allowance for loan losses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Provision for losses on loans	$ 214	$ 255	$ 355	$ 200	$ 518	$ 585	$ 285	$ 55	$ 1,024	$ 1,443	$ 1,280
Loans Receivable
Allowance for loan losses:
Beginning balance				1,697				2,160	1,697	2,160	1,447
Provision for losses on loans									1,024	1,443	1,280
Charge-offs of loans									(562)	(1,937)	(568)
Recoveries									77	31	1
Ending balance	$ 2,236				$ 1,697				$ 2,236	$ 1,697	$ 2,160